11. BORROWINGS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings Financing And Debentures Tables
Borrowings, financing and debentures

The balances of borrowings, financing and debentures, which are carried at amortized cost, are as follows:

					Consolidated
	Rates p.a. (%)	Current liabilities		Non-current liabilities
		12/31/2017	12/31/2016	12/31/2017	12/31/2016
FOREIGN CURRENCY
Prepayment	1% to 3.5%	2,174	110,944	489,584	482,347
Prepayment	3.51% to 8%	788,989	438,802	3,607,925	4,290,062
Perpetual bonds	7%	4,503	4,436	3,308,000	3,259,100
Fixed rate notes	4.14% to 10%	139,184	137,126	5,612,342	5,529,380
ACC	3.135%	379,822
Others	1.2% to 8%	251,630	95,983	197,130	259,262
		1,566,302	787,291	13,214,981	13,820,151
LOCAL CURRENCY
BNDES/FINAME	1,3% + TJLP and fixed rate 2.5% to 6% + 1,5%	71,121	73,736	960,872	1,012,268
Debentures	110.8% to 113.7% of CDI	523,252	538,003	770,767	1,270,383
Prepayment	109.5% to 116.5% of CDI and fixed rate of 8%	1,789,737	570,778	3,378,333	5,080,000
CCB	112.5% and 113% of CDI	2,601,352	181,143	4,693,000	7,200,000
		4,985,462	1,363,660	9,802,972	14,562,651
Total borrowings and financing (Note 12 I)		6,551,764	2,150,951	23,017,953	28,382,802
Transaction costs and issue premiums		(24,862)	(33,503)	(34,011)	(59,232)
Total borrowings and financing + transaction costs		6,526,902	2,117,448	22,983,942	28,323,570

Maturities of borrowings, financing and debentures

As of December 31, 2017, the breakdown of principal plus interest of long-term liabilities as borrowings, financing and debentures by maturity date is presented as follows:

								Consolidated
	Prepayment	Bonds		Perpetual Bonds	CCB	Othes	Total
2019	2,824,551	2,238,034	(*)		1,507,000	670,383	7,239,968	31%
2020	2,409,959	3,374,308	(*)		1,508,000	280,243	7,572,510	33%
2021	1,276,969				774,000	177,659	2,228,628	10%
2022	964,363				784,000	95,484	1,843,847	8%
2023					120,000	56,631	176,631	1%
After 2023						648,369	648,369	3%
Perpetual bonds				3,308,000			3,308,000	14%
	7,475,842	5,612,342		3,308,000	4,693,000	1,928,769	23,017,953	100%

(*) In February 2018, the Company concluded the renegotiation of its debt with Banco do Brasil S.A (“BB”), as well as the issuance of debt instruments and repurchase of US$350 million (Tender Offer), as described in more detail in note 31 - Events subsequent.

New funding transactions and amortization

The table below presents the new funding transactions and amortization during the year:

		Consolidated
	12/31/2017	12/31/2016
Opening balance	30,441,018	34,282,515
Funding Transactions	538,771	30,034
Forfaiting funding / Drawee Risk		78,240
Repayment	(1,528,023)	(695,938)
Payments - Forfaiting / Drawee Risk		(407,155)
Payment of interest and other charges	(2,634,931)	(3,044,342)
Payment of interest and other charges – Forfaiting / Drawee		(5,694)
Provision of interest and other charges	2,438,555	3,156,120
Provision of charges - Forfaiting / Drawee Risk		4,237
Others (1)	255,454	(2,956,999)
Closing balance	29,510,844	30,441,018

(1) Includes unrealized monetary and foreign exchange variations.

Group captures and amortized loans

In 2017, the Group captures and amortized loans as shown below:

·      Funding

				Consolidated
Transaction	Financial institution	Date	Amount	Maturity
CDC - ERSA	BANCO MERCEDEZ BENS	August/17	4,265	October/21
Advance contract exchange (ACC)	BB	September/17	171,000	may/18
Fixed Rate Notes	JP MORGAN	November/17	163,506	November/18
Advance contract exchange (ACC) (*)	BB	December 2017	200,000	February/18
Total			538,771

(*) The operation was amortized in February 02, 2018

·      Amortization

		Consolidated
Transaction	Payment of principal	Debt charges
Bonds	-	578,482
Fixed Rate Notes	90,028	12,736
Debentures	479,617	201,118
Bank Credit Bill	-	869,717
Export Credit Note	400,000	668,325
Pre - Export Payment	490,803	226,894
BNDES/FINAME	67,575	75,539
Advance contract exchange (ACC)	-	2,120
Total	1,528,023	2,634,931

Borrowings, financing and debentures amortization

The Company is liable for guarantees of its subsidiaries and joint ventures as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Other		Total
			12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	2,541,347	2,547,937	22,214	23,007	3,866	4,866	2,567,427	2,575,810

FTL - Ferrovia Transnordestina	R$	11/15/2020	69,405	76,700					69,405	76,700

Sepetiba Tecon	R$	Indefinite					36,308	28,914	36,308	28,914

Cia Metalurgica Prada	R$	Indefinite			333	333	18,540	19,340	18,873	19,673

CSN Energia	R$	Indefinite			2,829	2,829			2,829	2,829

CSN Mineração	R$	09/22/2022	2,000,000	2,000,000				2,520	2,000,000	2,002,520

Estanho de Rondônia	R$	07/15/2022	3,153						3,153

Total in R$			4,613,905	4,624,637	25,376	26,169	58,714	55,640	4,697,995	4,706,446

CSN Islands XI	US$	09/21/2019	750,000	750,000					750,000	750,000

CSN Islands XII	US$	Perpetual	1,000,000	1,000,000					1,000,000	1,000,000

CSN Resources	US$	07/21/2020	1,200,000	1,200,000					1,200,000	1,200,000

Total in US$			2,950,000	2,950,000					2,950,000	2,950,000

CSN Steel S.L.	EUR	01/31/2020	120,000	120,000					120,000	120,000

Lusosider Aços Planos	EUR	Indefinite	25,000	25,000					25,000	25,000

Total in US$			145,000	145,000					145,000	145,000
Total in R$			10,334,149	10,112,913					10,334,149	10,112,913
			14,948,054	14,737,550	25,376	26,169	58,714	55,640	15,032,144	14,819,359